Debt (Details) - USD ($)														1 Months Ended		9 Months Ended		12 Months Ended
	Mar. 12, 2026	Nov. 21, 2025	Oct. 09, 2025	Jul. 26, 2025	Jan. 26, 2025	Jul. 01, 2024	May 03, 2024	Mar. 29, 2024	Jun. 30, 2023	Jun. 17, 2023	Jun. 30, 2021	Aug. 20, 2019	Jun. 30, 2016	Nov. 21, 2025	Jun. 30, 2016	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Sep. 12, 2026	Jul. 26, 2024	Jul. 17, 2023	Jun. 01, 2018
Debt [Line Items]
Interest rate													12.00%		12.00%			4.75%
Loan matured date												Oct. 20, 2024
Conversion price (in Dollars per share)								$ 4			$ 0.5
Accrued interest charges								$ 1,607,952	$ 19,003		$ 12							$ 162,839
Outstanding principal and accrued interest								$ 89,289
Converted share (in Shares)								29,494,851
Principal amount					$ 3,865,555		$ 1,000,000	$ 13,139,473										3,865,555
Accrues interest							12.00%
Repaid convertible promissory note						$ 1,075,000		14,747,425
Company borrowed											6,000,000							$ 2,952,000	$ 2,150,000			$ 10,000,000
Matured																		Apr. 01, 2019
Matured																		Jan. 01, 2020
Common stock was fair market valued								$ 8								$ 2,700,000	$ 3,400,000	$ 4,400,000	5,150,000
Debt extinguishment loss (in Dollars per share)								$ 118,714
Repaid amount																	$ 1,161,445
Remitted amount														$ 191,023
Maximum advance amount		$ 5,000,000
Accrued interest		6,575												6,575
Received an additional amount																3,573,500
Downpayment amount	$ 80,991
Aggregate amount	143,949																	120,000,000
Forecast [Member]
Debt [Line Items]
Principal amount																				$ 24,977
William Mobley [Member]
Debt [Line Items]
Loan amount																		$ 66,380
Interest rate																		12.00%
William Mobley [Member]
Debt [Line Items]
Loan amount													$ 111,000
Loan matured date													Dec. 31, 2017
Principal and interest amount																		$ 0
Principal amount													$ 111,000		$ 111,000
Nextelligence [Member]
Debt [Line Items]
Outstanding principal and accrued interest											$ 2,500,000
Principal and interest amount		$ 1,315,552												$ 1,315,552
Chief Executive Officer [Member]
Debt [Line Items]
Loan amount															$ 111,000
Downpayment amount	$ 80,991
Convertible Note’s Payable1 [Member]
Debt [Line Items]
Accrued interest charges								$ 25,020
Convertible Promissory Note [Member]
Debt [Line Items]
Loan matured date										Jun. 30, 2025				Jun. 30, 2026
Conversion price (in Dollars per share)		$ 8					$ 8							$ 8
Accrued interest charges				$ 210,496				25,020	$ 19,003									162,839
Principal amount							$ 1,000,000
Convertible Promissory Note [Member] | Nextelligence [Member]
Debt [Line Items]
Received additional proceeds																			$ 8,320,000
Convertible Promissory Note [Member] | Nextelligence [Member]
Debt [Line Items]
Principal amount										$ 10,000,000													$ 1,000,000
Notes Payable [Member]
Debt [Line Items]
Accrued interest charges								29,425
Repaid convertible promissory note								$ 118,714
Convertible Note’s Payable Related Party [Member]
Debt [Line Items]
Interest rate													12.00%		12.00%
Loan matured date														Jun. 30, 2026
Conversion price (in Dollars per share)					$ 8
Accrued interest charges					$ 210,496
Outstanding principal and accrued interest																4,889,052
Accrues interest							12.00%							12.00%
Repaid convertible promissory note														$ 1,308,977
Repaid amount						$ 1,075,000
Total outstanding balance			$ 1,500,000											1,500,000		5,015,830
Convertible Note’s Payable Related Party [Member] | William Mobley [Member]
Debt [Line Items]
Principal and interest amount																		0
Convertible Note’s Payable Related Party [Member] | Nextelligence [Member]
Debt [Line Items]
Outstanding principal and accrued interest							$ 1,000,000
Repaid convertible promissory note														$ 1,308,977
Accrued interest																$ 126,778
Convertible Note’s Payable Related Party [Member] | Chief Executive Officer [Member]
Debt [Line Items]
Loan matured date															Dec. 31, 2017
Notes Payable – D&O Insurance Financing [Member]
Debt [Line Items]
Bears interest percentage	13.50%
Class B common stock [Member]
Debt [Line Items]
Conversion price (in Dollars per share)													$ 0.5		$ 0.5
Converted share (in Shares)								184,136
Class B common stock [Member] | William Mobley [Member]
Debt [Line Items]
Conversion price (in Dollars per share)													0.5		0.5
Class B common stock [Member] | Convertible Note’s Payable1 [Member]
Debt [Line Items]
Converted share (in Shares)								184,136
Class B common stock [Member] | Convertible Promissory Note [Member]
Debt [Line Items]
Outstanding principal and accrued interest								$ 92,068
Class B common stock [Member] | Debt Conversion Agreement [Member]
Debt [Line Items]
Converted share (in Shares)								29,679
Class B common stock [Member] | Convertible Note’s Payable Related Party [Member]
Debt [Line Items]
Conversion price (in Dollars per share)													$ 0.5		$ 0.5
Outstanding principal and accrued interest								$ 92,068
Class A Common Stock [Member]
Debt [Line Items]
Converted share (in Shares)							509,507
Common stock was fair market valued																		$ 1,500,000
Class A Common Stock [Member] | Convertible Promissory Note [Member]
Debt [Line Items]
Conversion price (in Dollars per share)							$ 8	$ 0.5		$ 0.5											$ 8
Accrued interest charges								$ 1,607,952
Class A Common Stock [Member] | Convertible Note’s Payable Related Party [Member]
Debt [Line Items]
Outstanding principal and accrued interest							$ 3,865,555
Accrued interest							210,496
Total outstanding balance							$ 4,076,051